Statement of Cash Flows_Changes In Liabilities Arising From Financing Activities(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		₩ 95,611,967		₩ 91,752,926
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		24,849,445		2,918,969
Non-cash changes
Acquisition(Disposal)		236,860		766,259
Exchange differences		(68,893)		433,507
Changes in fair value		(581,066)		207,068
Subsidiaries		2,132,683		(602,388)
Others		(230,536)		135,626
Ending		121,950,460		95,611,967
Net cash flows from the change in subsidiaries	[1]	(1,951,245)	$ (1,796,545)
Derivatives held for hedging
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning	[2]	187,101		8,049
Changes in liabilities arising from financing activities [Abstract]
Net cash flows	[2]	(16,202)		(28,631)
Non-cash changes
Acquisition(Disposal)	[2]	0		0
Exchange differences	[2]	(102,347)		0
Changes in fair value	[2]	10,553		139,771
Subsidiaries	[2]	1,166		0
Others	[2]	(137,467)		67,912
Ending	[2]	(57,196)		187,101
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		88,754,443		86,283,531
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		22,627,875		2,537,391
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		(217,461)		397,571
Changes in fair value		(591,619)		67,297
Subsidiaries		2,131,517		(602,388)
Others		(116,912)		71,041
Ending		112,587,843		88,754,443
Due to trust accounts
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		5,216,460		5,285,108
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		2,326,495		(68,648)
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		0		0
Changes in fair value		0		0
Subsidiaries		0		0
Others		0		0
Ending		7,542,955		5,216,460
Changes in non-controlling interests
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		585,407		9,110
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		(25,658)		574,580
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		250,904		345
Changes in fair value		0		0
Subsidiaries		0		0
Others		47,130		1,372
Ending		857,783		585,407
Others
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		868,556		167,128
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		(63,065)		(95,723)
Non-cash changes
Acquisition(Disposal)		236,860		766,259
Exchange differences		11		35,591
Changes in fair value		0		0
Subsidiaries		0		0
Others		(23,287)		(4,699)
Ending		₩ 1,019,075		₩ 868,556

[1]	The consolidated statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	Derivatives held for hedging purposes are the net amount after offsetting liabilities from assets.